Property and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Lease equipment returned	$ 67,336
Depreciation and amortization, continuing operations	0	$ 0
Depreciation and amortization, discontinued operations	$ 8,823	$ 10,422